BASIS OF PRESENTATION	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION

3.	BASIS OF PRESENTATION

(a)	Statement of compliance

These condensed interim financial statements are prepared in accordance with the International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”) and interpretations issued by the International Financial Reporting Interpretation Committee (“IFRIC”).

(b)	Basis of presentation

These condensed interim financial statements were prepared in accordance with International Accounting Standard 34 Interim Financial Reporting. They do not include all of the information required for full annual financial statements.

These condensed interim financial statements have been prepared on a historical cost basis, except for certain financial instruments which are measured at fair value.

In addition, these condensed interim financial statements have been prepared on the accrual basis, except for cash flow information. These condensed interim condensed interim financial statements are presented in Canadian dollars, which is the Company’s functional currency.

(c)	Approval of the condensed interim financial statements

These condensed interim financial statements were approved and authorized for issue by the Board of Directors on August 22, 2024.

(d)	Use of estimates and judgments

The preparation of condensed interim financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and judgments are continually evaluated and are based on historical experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Accounting estimates will, by definition, seldom equal the actual results. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.

The key area of judgment applied in the preparation of the condensed interim financial statements that could result in a material adjustment to the carrying amounts of assets and liabilities is as follows:

•	assessment of the Company’s ability to continue as a going concern and whether there are events or conditions that give rise to significant uncertainty;

•	the classification/allocation of expenses as exploration and evaluation expenditures or operating expenses; and

•	the determination whether there have been any events or changes in circumstances that indicate the impairment of its exploration and evaluations assets.

The key estimates applied in the preparation of the condensed interim financial statements that could result in a material adjustment to the carrying amounts of assets and liabilities are as follows:

•	The recoverability of the carrying value of exploration and evaluation assets;

•	The provision for income taxes and recognition of deferred income tax assets and liabilities; and

•	The inputs in determining the liability and equity components of the convertible debentures.